Financial Instruments and Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Assets, Fair Value Disclosure, Nonrecurring	$ 29,315	$ 32,792
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure, Nonrecurring	29,315	32,792
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Vessels Held for Sale [Member]
Assets, Fair Value Disclosure, Nonrecurring	29,315	32,792
Vessels Held for Sale [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Vessels Held for Sale [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure, Nonrecurring	29,315	32,792
Vessels Held for Sale [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure, Nonrecurring	$ 0	$ 0